Taxation - Significant Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Timing difference in revenue recognition for transaction service fee	¥ 62,718	¥ 63,733
Provision for accounts receivable and loans receivable	49,827	52,207
Net accumulated losses-carry forward	15,166	38,851
Payroll and welfare payable and other temporary difference	8,274	8,115
Less: valuation allowance	(6,245)	(40,143)	¥ (21,538)	¥ (2,906)
Total deferred tax assets	129,740	122,763
Deferred tax liabilities:
Quality assurance payable	(34,367)	(41,799)
Intangible assets arisen from business combination	(15,940)	(15,940)
Investor reserve funds	(15,523)	(23,287)
Unrealized gain in consolidated trusts	(130,009)
Other taxable temporary difference	(3,083)	(19,038)
Total deferred tax liabilities	(198,922)	(100,064)
Net deferred tax assets (liabilities)		¥ 22,699
Net deferred tax liabilities	¥ (69,182)